Cover	Nov. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-33191
Entity Registrant Name	InnovaQor, Inc.
Entity Central Index Key	0001102942
Entity Tax Identification Number	84-0436055
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	400 South Australian Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	421-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false